UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-04803

Exact name of registrant as specified in charter:
                                           Oppenheimer Municipal Fund

Address of principal executive offices:             6803 South Tucson Way
                                               Centennial, CO 80112-3924

Name and address of agent for service:                 Arthur S. Gabinet,
                               Executive Vice President & General Counsel
                                        OFI Global Asset Management, Inc.
                                               Two World Financial Center
                                                       225 Liberty Street
                                                  New York, NY 10281-1008

Registrant's telephone number, including area code:
                                                             303-768-3200

Date of fiscal year end:                                            9/30

Date of reporting period:                           07/01/2012-06/30/2013

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04803
Reporting Period: 07/01/2012 - 06/30/2013
Oppenheimer Municipal Fund









=================== Oppenheimer Limited Term Municipal Fund ====================


CENTRAL PLAINS ENERGY PROJ NEB GAS PROJ REV

Ticker:                      Security ID:  154871AE7
Meeting Date: APR 16, 2013   Meeting Type: Written Consent
Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which is More Fully Described in the
      Consent Statement Dated March 18, 2013


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CENTRAL PLAINS ENERGY PROJ NEB GAS PROJ REV

Ticker:                      Security ID:  154871AH0
Meeting Date: APR 16, 2013   Meeting Type: Written Consent
Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which is More Fully Described in the
      Consent Statement Dated March 18, 2013


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LITCHFIELD PK ARIZ CMNTY FACS DIST

Ticker:                      Security ID:  536710AD8
Meeting Date: FEB 25, 2013   Meeting Type: Written Consent
Record Date:  JAN 09, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      Did Not Vote Management


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RESOLUTE FOREST PRODUCTS INC.

Ticker:       RFP            Security ID:  76117W109
Meeting Date: MAY 16, 2013   Meeting Type: Annual
Record Date:  MAR 20, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michel P. Desbiens       For       For          Management
1.2   Elect Director Jennifer C. Dolan        For       For          Management
1.3   Elect Director Richard D. Falconer      For       For          Management
1.4   Elect Director Richard Garneau          For       For          Management
1.5   Elect Director Jeffrey A. Hearn         For       For          Management
1.6   Elect Director Bradley P. Martin        For       For          Management
1.7   Elect Director Alain Rheaume            For       For          Management
1.8   Elect Director Michael S. Rousseau      For       For          Management
1.9   Elect Director David H. Wilkins         For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                          Oppenheimer Municipal Fund

By:                                                William F. Glavin, Jr.*
                                                  William F. Glavin, Jr.,
                                 President and Principal Executive Officer

Date:  August 30, 2013

*By:   /s/ Randy Legg
       Randy Legg, Attorney in Fact